SALARY AND EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2017
Defined Benefit Pension Plans And Defined Benefit Postretirement Plans Disclosure Tables [Abstract]
EMPLOYEE BENEFIT PALNS

NOTE 38: SALARY AND EMPLOYEE BENEFITS
	2015	2016	2017
	(EUR in millions)
	Continuing operations	Continuing operations
Salaries and other staff related benefits	632	623	567
Net periodic pension cost: Employee benefit plans (see below)	23	22	21
Total	655	645	588

	2015	2016	2017
	(EUR in millions)
	Continuing operations	Continuing operations
Service cost	7	6	7
Interest cost	5	6	4
Amortization of actuarial losses	11	10	9
Losses / (income) on curtailments / settlements and other expense / (income)	-	110	9
Utilization of prior year provision	-	(110)	(8)
Net periodic pension cost	23	22	21

	2015	2016	2017
Discount rate	2,0%	2,4%	1,6%
Expected return on plan assets	2,0%	2,4%	1,6%
Rate of compensation increase	1,5%	1,5%	1,5%

The aggregated funding status recognized in the consolidated balance sheet is reconciled below as follows for the years ended December 31:
	2015	2016	2017
	(EUR in millions)
Change in Projected Benefit obligation (“PBO”):
PBO, beginning of year	292	278	273
Service cost	7	6	7
Interest cost	5	6	4
Employee contributions	3	3	2
Actuarial loss/(gain)	(18)	15	4
Benefits paid from the Fund	(9)	(22)	(12)
Benefits paid directly by the Group	(2)	(123)	(20)
Settlements/Terminations/Curtailments	-	110	9
PBO, end of year	278	273	267

	2015	2016	2017
	(EUR in millions)
Change in plan assets:
Fair value of plan assets, beginning of year	19	17	15
Employer contributions	4	17	8
Employee contributions	3	3	2
Benefits paid	(9)	(22)	(12)
Fair value of plan assets, end of year	17	15	13

Employer contributions paid by the Group, are in excess of the EUR 5 million total expected contributions for funded plans for 2017.

The amounts recognized in the consolidated balance sheet as at December 31, are as follows:
	2015	2016	2017
	(EUR in millions)
Funded status, end of year	(261)	(258)	(254)

The weighted-average assumptions used in determining the benefit obligation of such plans at December 31 are as follows:
	2015	2016	2017
Discount rate	2,4%	1,6%	1,6%
Rate of compensation increase	1,5%	1,5%	1,5%

Additional year-end information for pension plans with accumulated benefit obligations in excess of plan assets at December 31:
	2015	2016	2017
	(EUR in millions)
Projected benefit obligation	278	273	267
Accumulated benefit obligation	263	255	247
Fair value of plan assets	17	15	13

The amounts recognized in accumulated "Other Comprehensive Income" at December 31 are as follows:

	2015	2016	2017
	(EUR in millions)
Net actuarial losses	122	128	123

Other Changes in Plan Assets and Benefit Obligations recognized in Other comprehensive income / (loss) at December 31 are as follows:

	2015	2016	2017
	(EUR in millions)
Net (Gain) / Loss	(19)	15	4
Loss due to Curtailment/Settlement	-	3	-
Amortization of Gains	(11)	(12)	(10)
Total recognized on Other comprehensive (income) / loss	(30)	6	(6)

	2016		2017		2018
	Amount	Proportion	Amount	Proportion	Proportion range
	(EUR in millions)		(EUR in millions)
Cash and due from banks	2	13,3%	2	15,4%	13%-18%
Other	13	86,7%	11	84,6%	82%-87%
Total	15	100,0%	13	100,0%

Benefit
payments projected
(EUR in millions)
Expected Benefits next year	17
Expected Benefits in 2 Yrs	20
Expected Benefits in 3 Yrs	10
Expected Benefits in 4 Yrs	10
Expected Benefits in 5 Yrs	10
Expected Benefits in 6th to 10th Yr	102
In 2018, the Group is expected to make EUR 7 million in contributions to funded plans and pay EUR 17 million in retirement indemnities.